UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Resolute Capital Management, LLC
Address: 919 18th Street, NW, Suite 350
         Washington, DC  20006

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Barbara M. Califf
Title:   Vice President
Phone:   202-638-6072
Signature, Place, and Date of Signing:

    Barbara M. Califf   Washington, DC  20006   January 31, 2007

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  38

Form 13F Information Table Value Total:  145347

List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Tower                 COM              029912201     5174   138800 SH       SOLE                   138800
Anheuser Busch                 COM              035229103     3018    61345 SH       SOLE                    61345
Automatic Data Processing      COM              053015103     4486    91080 SH       SOLE                    91080
Berkshire Hathaway B           COM              084670207     6232     1700 SH       SOLE                     1700
Cisco Systems                  COM              17275R102     6366   232930 SH       SOLE                   232930
Citigroup                      COM              172967101     3314    59503 SH       SOLE                    59503
Colgate Palmolive              COM              194162103     5239    80305 SH       SOLE                    80305
ConocoPhillips                 COM              20825C104     4642    64520 SH       SOLE                    64520
Coventry Healthcare            COM              222862104     4257    85054 SH       SOLE                    85054
Danaher                        COM              235851102     4842    66837 SH       SOLE                    66837
Diageo                         COM              25243Q205     4794    60445 SH       SOLE                    60445
Digene                         COM              253752109      806    16830 SH       SOLE                    16830
EOG Resources                  COM              26875P101     3261    52213 SH       SOLE                    52213
Estee Lauder                   COM              518439104     4155   101795 SH       SOLE                   101795
Exxon Mobil                    COM              30231G102      497     6485 SH       SOLE                     6485
First Data                     COM              319963104     1935    75815 SH       SOLE                    75815
Home Depot                     COM              437076102     4534   112907 SH       SOLE                   112907
Idenix Pharmaceuticals         COM              45166R204     1638   188478 SH       SOLE                   188478
J P Morgan Chase & Co.         COM              46625H100      217     4498 SH       SOLE                     4498
Johnson & Johnson              COM              478160104     5200    78758 SH       SOLE                    78758
Marsh & Mclennan               COM              571748102     3284   107100 SH       SOLE                   107100
MedImmune                      COM              584699102     4428   136785 SH       SOLE                   136785
Medtronic                      COM              585055106     3765    70370 SH       SOLE                    70370
Metlife                        COM              59156R108     3612    61215 SH       SOLE                    61215
Microsoft                      COM              594918104     4717   157980 SH       SOLE                   157980
PepsiCo                        COM              713448108     5031    80427 SH       SOLE                    80427
Pool Corp                      COM              73278L105      939    23960 SH       SOLE                    23960
Progressive                    COM              743315103     4443   183443 SH       SOLE                   183443
Sanofi-Aventis                 COM              80105N105     5972   129345 SH       SOLE                   129345
Simpson Manufacturing          COM              829073105     3184   100595 SH       SOLE                   100595
Standard&Poors                 COM              78462F103      749     5289 SH       SOLE                     5289
Suncor Energy                  COM              867229106     4945    62661 SH       SOLE                    62661
Texas Instruments              COM              882508104     4046   140479 SH       SOLE                   140479
United Parcel Service          COM              911312106     5057    67449 SH       SOLE                    67449
United Technologies            COM              913017109     5822    93126 SH       SOLE                    93126
VeriSign                       COM              92343E102     3768   156685 SH       SOLE                   156685
Wells Fargo                    COM              949746101     4965   139619 SH       SOLE                   139619
Western Union                  COM              959802109     2012    89759 SH       SOLE                    89759